Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 503,195	$ 325,869	$ 449,527	$ 493,483	$ 486,933	$ 435,510	$ 383,327	$ 442,897	$ 1,772,074	$ 1,748,667	$ 1,557,447
Total costs and expenses	318,601	248,334	283,724	372,318	349,173	299,712	256,104	327,544	1,222,977	1,232,533	1,154,781
Operating margin (loss)	248,698	138,527	224,181	178,067	199,004	188,457	184,611	170,673	789,473	742,745	612,382
Net income	153,803	50,522	137,821	93,524	110,262	110,240	102,999	90,065	435,670	413,566	311,580
Limited partners' interest					$ 110,262	$ 110,240	$ 102,999	$ 90,128	$ 435,670	$ 413,629	$ 311,977
Basic and diluted net income per limited partner unit	$ 0.68	$ 0.22	$ 0.61	$ 0.41	$ 0.49	$ 0.49	$ 0.46	$ 0.40	$ 1.92	$ 1.83	$ 1.42